Expense Example, No Redemption - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 60%	Nov. 29, 2022 USD ($)
Fidelity Advisor Asset Manager 60% - Class A
Expense Example, No Redemption:
1 Year	$ 670
3 Years	872
5 Years	1,091
10 Years	1,718
Fidelity Advisor Asset Manager 60% - Class C
Expense Example, No Redemption:
1 Year	179
3 Years	554
5 Years	954
10 Years	1,870
Fidelity Advisor Asset Manager 60% - Class M
Expense Example, No Redemption:
1 Year	472
3 Years	730
5 Years	1,007
10 Years	1,797
Fidelity Advisor Asset Manager 60% - Class I
Expense Example, No Redemption:
1 Year	76
3 Years	237
5 Years	411
10 Years	918
Fidelity Advisor Asset Manager 60% - Class Z
Expense Example, No Redemption:
1 Year	62
3 Years	195
5 Years	340
10 Years	$ 762